Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,858,000
Previously Paid Amount	0.00
Total Fee Amount	394.69
Total Offset Amount	0.00
Net Fee	394.69
Narrative - Max Aggregate Offering Price	$ 2,858,000
Final Prospectus	true